RIGHT-OF-USE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets Net
Weighted average incremental borrowing rate	5.00%
Weighted average remaining life	3 years
Amortization expenses of asset	$ 75	$ 41
Operating lease expenses	400	400	$ 400
Short-term lease, cost	$ 490	$ 440	$ 560